Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions and Other Non-Current Liabilities

	December 31,
	2017	2016
Net defined benefit plan obligations (see note 25)	984	1,417
Deferred compensation and employee incentives	159	235
Provisions	124	140
Uncertain tax positions	337	298
Other non-current liabilities	136	168
Total provisions and other non-current liabilities	1,740	2,258

Summary of Movement in Provisions

	Employee-Related	Facilities-Related	Other	Total
Balance at December 31, 2015	52	75	166	293
Charges	291	13	11	315
Utilization	(141)	(11)	(24)	(176)
Translation and other, net	(4)	(8)	(7)	(19)
Balance at December 31, 2016	198	69	146	413
Less: short-term provisions	168	14	91	273
Long-term provisions	30	55	55	140

Balance at December 31, 2016	198	69	146	413
Charges	58	49	-	107
Utilization	(200)	(21)	(18)	(239)
Translation and other, net	4	3	2	9
Balance at December 31, 2017	60	100	130	290
Less: short-term provisions	60	23	83	166
Long-term provisions	-	77	47	124